Borrowings	3 Months Ended
Mar. 31, 2013
BORROWINGS [Abstract]
BORROWINGS [Text Block]
NOTE 5: BORROWINGS
Borrowings consist of the following:

	March 31, 2013	December 31, 2012

Senior Notes	$290,000	$200,000
Loan for Nazira	582	598

Total borrowings	290,582	200,598
Plus: unamortized premium	3,322	—
Less: current portion	(69)	(69)

Total long-term borrowings	$293,835	$200,529

Senior Notes
On April 12, 2011, Navios Logistics and its wholly-owned subsidiary Navios Logistics Finance (US) Inc. (“Logistics Finance” and, together with the Company, the “Co-Issuers”) issued $200,000 in Senior Notes due on April 15, 2019 (the “Existing Logistics Senior Notes”) at a fixed rate of 9.25%. On March 7, 2013, Navios Logistics issued $90,000 in aggregate principal amount of 9.25% Senior Notes due 2019 (the “Additional Logistics Senior Notes”) at a premium, with a price of 103.750%. The terms of the Additional Logistics Senior Notes are identical to the $200,000 of Existing Logistics Senior Notes due 2019, which were issued in April 2011 and, are part of the same class and together with the Additional Logistics Senior Notes, are fully and unconditionally guaranteed, jointly and severally, by all of Navios Logistics' direct and indirect subsidiaries except for Hidronave South American Logistics S.A. (“Hidronave S.A.) and Logistics Finance. The subsidiary guarantees are “full and unconditional”, as those terms are used in Regulation S-X Rule 3-10, except that the indenture provides for an individual subsidiary's guarantee to be automatically released in certain customary circumstances, such as in connection with a sale or other disposition of all or substantially all of the assets of the subsidiary, in connection with the sale of a majority of the capital stock of the subsidiary, if the subsidiary is designated as an “unrestricted subsidiary” in accordance with the indenture, upon liquidation or dissolution of the subsidiary or upon legal or covenant defeasance or satisfaction and discharge of the Senior Notes.
The Co-Issuers have the option to redeem the notes in whole or in part, at their option, at any time (i) before April 15, 2014, at a redemption price equal to 100% of the principal amount plus the applicable make-whole premium plus accrued and unpaid interest, if any, to the redemption date and (ii) on or after April 15, 2014, at a fixed price of 106.938%, which price declines ratably until it reaches par in 2017. At any time before April 15, 2014, the Co-Issuers may redeem up to 35% of the aggregate principal amount of the Senior Notes with the net proceeds of an equity offering at 109.25% of the principal amount of the notes, plus accrued and unpaid interest, if any, to the redemption date so long as at least 65% of the originally issued aggregate principal amount of the notes remains outstanding after such redemption. In addition, upon the occurrence of certain change of control events, the holders of the Senior Notes will have the right to require the Co-Issuers to repurchase some or all of the notes at 101% of their face amount, plus accrued and unpaid interest to the repurchase date.
As of March 31, 2013 and December 31, 2012, deferred financing costs associated with the Senior Notes amounted to $8,306 and $5,743, respectively. Interest expense associated with the Senior Notes amounted to $5,064 for the three month period ended March 31, 2013 ($4,625 for the same period in 2012).
The Senior Notes contain covenants which, among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends in excess of 6% per annum of the net proceeds received by or contributed to the Company in or from any public offering, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering in transactions with affiliates, merging or consolidating or selling all or substantially all of Navios Logistics' properties and assets and creation or designation of restricted subsidiaries.

Cyprus Popular Bank Public Co. Ltd Facility
On March 20, 2012, Cyprus Popular Bank Public Co. Ltd. and Nauticler S.A, the Company's subsidiary finalized the documentation of the $40,000 revolving credit facility for working and investing capital purposes. The loan bears interest based on a margin of 300 basis points and the obligations will be secured by mortgages on four tanker vessels or alternative security over the assets acceptable to the bank. The commitment requires that Navios Logistics is in compliance with the covenants contained in the indenture governing the Senior Notes. The loan is initially repayable 12 months after drawdown with extension options available. As of March 31, 2013, the $40,000 revolving credit facility was undrawn. In addition, the availability of borrowings under Navios Logistics' revolving credit facility with Cyprus Popular Bank Public Co. Ltd. may be affected by the agreement by Cyprus in March 2013 to restructure and recapitalize its banks in connection with its rescue package from the European Commission, European Central Bank and International Monetary Fund. Among other provisions, it was agreed that certain assets and liabilities of Cyprus Popular Bank Public Co. Ltd. would enter into receivership and the remaining assets and liabilities would be transferred to the Bank of Cyprus. As this restructuring process is on-going, the availability of Navios Logistics' revolving credit facility has not been confirmed.

Other Indebtedness
In connection with the acquisition of Hidronave S.A. in October 29, 2009, the Company assumed a $817 loan facility that was entered into by Hidronave S.A. in 2001, in order to finance the construction of the pushboat Nazira. As of March 31, 2013, the outstanding loan balance was $582 ($598 as of December 31, 2012). The loan facility bears interest at a fixed rate of 600 basis points. The loan is repayable in monthly installments of $6 each and the final repayment must occur prior to August 10, 2021. The loan also requires compliance with certain covenants.

In connection with the loans and other long term liabilities, the Company is subject to certain covenants and commitments and certain of its assets are restricted as collateral.
The Company was in compliance with all the covenants for the three month period ended March 31, 2013.
The maturity table below reflects future payments of the long-term debt outstanding as of March 31, 2013, for the next five years and thereafter.

Year	Amount in thousands of U.S. dollars
March 31, 2014	$69
March 31, 2015	69
March 31, 2016	69
March 31, 2017	69
March 31, 2018	69
March 31, 2019 and thereafter	290,237

Total	$290,582